EX-1
FORM ABS-15G Summit PELs Funding LLC
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Residential Mortgages - HELOC
Summitt PELS Trust 2002		Wachovia Bank, National Association	82,859	2,551,975,788.63	100	2	0	0	2	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuing Entity Subtotal			82,859	2,551,975,788.63	100	2	0	0	2	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Residential Mortgages - HELOC Asset Class Total			82,859	2,551,975,788.63	100	2	0	0	2	0	0	0	0	0	0	0	0	0	0	0	0	0	0